5. Deposit (Details Narrative) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deposit Assets Disclosure [Abstract]
Deposit - current portion	$ 0	$ 100,000	$ 0
Deposits	$ 6,630	$ 6,630	$ 6,630